Inventory (Tables)	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Schedule of Inventories
	December 31,
	2016	2017
	NIS millions	NIS millions
Handsets	42	53
Accessories	10	9
Spare parts	12	8
	64	70